Cover	Apr. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2026
Entity File Number	000-10210
Entity Registrant Name	GLOBAL TECH INDUSTRIES GROUP, INC.
Entity Central Index Key	0000356590
Entity Tax Identification Number	90-1604380
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 State Ave NE
Entity Address, Address Line Two	Ste 1014
Entity Address, City or Town	Olympia
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98501
City Area Code	(800)
Local Phone Number	910-1563
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	GTII
Entity Emerging Growth Company	false